Information by segment	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Information by Segment	Information by segment
The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer, who periodically reviews financial information at the country level. Thus, each of the separate countries in which the Company operates is considered an operating segment, with the exception of the countries in Central America which represent a single operating segment.
The Company has aggregated operating segments into the following reporting segments for the purposes of its consolidated financial statements: (i) Mexico and Central America division (comprising the following countries: Mexico (including corporate operations), Guatemala, Nicaragua, Costa Rica and Panama), and (ii) the South America division (comprising the following countries: Brazil, Argentina, Colombia, and Uruguay).

The Company is of the view that the quantitative and qualitative aspects of the aggregated operating segments are similar in nature for all periods presented. In evaluating the appropriateness of aggregating operating segments, the key indicators considered included but were not limited to:(i) similarities of customer base, products, production processes and distribution processes, (ii) similarities of governments, (iii) currency trends and (iv) historical and projected financial and operating statistics, historically and according to our estimates the financial trends of the countries aggregated into an operating segment have behaved in similar ways and are expected to continue to do so.
Segment disclosure for the Company’s consolidated operations is as follows:

2020	Mexico and Central America (1)	South America (2)	Consolidated
Total revenues	106,783	76,832	183,615
Intercompany revenue	4,998	18	5,016
Gross profit	52,906	29,905	82,811
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	14,751	1,326	16,077
Depreciation and amortization	6,471	4,137	10,608
Non-cash items other than depreciation and amortization	979	515	1,494
Equity in earnings (loss) of associated companies and joint ventures	(95)	(186)	(281)
Total assets	165,887	97,179	263,066
Investments in associate companies and joint ventures	5,804	1,819	7,623
Total liabilities	113,727	26,882	140,609
Capital expenditures, net(3)	6,764	3,590	10,354

2019	Mexico and Central America (1)	South America (2)	Consolidated
Total revenues	109,249	85,222	194,471
Intercompany revenue	5,673	15	5,688
Gross profit	52,384	35,123	87,507
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	10,349	8,060	18,409
Depreciation and amortization	6,380	4,262	10,642
Non-cash items other than depreciation and amortization	878	205	1,083
Equity in earnings (loss) of associated companies and joint ventures	(177)	46	(131)
Total assets	147,374	110,465	257,839
Investments in associate companies and joint ventures	6,198	3,553	9,751
Total liabilities	95,694	32,460	128,154
Capital expenditures, net(3)	6,677	4,788	11,465

2018	Mexico and Central America (1)	South America (2)	Consolidated
Total revenues	100,162	82,180	182,342
Intercompany revenue	5,143	17	5,160
Gross profit	48,162	35,776	83,938
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	7,809	9,381	17,190
Depreciation and amortization	5,551	3,852	9,403
Non-cash items other than depreciation and amortization	1,249	132	1,381
Equity in earnings (loss) of associated companies and joint ventures	326	(100)	(226)
Total assets	147,748	116,039	263,787
Investments in associate companies and joint ventures	6,789	3,729	10,518
Total liabilities	96,525	35,512	132,037
Capital expenditures, net(3)	6,574	4,495	11,069
(1)Central America includes Guatemala, Nicaragua, Costa Rica and Panama. Domestic (Mexico only) revenues were Ps. 87,833, Ps. 91,358 and Ps. 84,352 during the years ended December 31, 2020, 2019 and 2018, respectively. Domestic (Mexico only) total assets were Ps. 148,068, Ps. 130,045 and Ps. 130,865 as of December 31, 2020, 2019 and 2018, respectively. Domestic (Mexico only) total liabilities were Ps. 109,086, Ps. 91,427 and Ps. 92,340 as of December 31, 2020, 2019 and 2018, respectively.
(2)South America includes Brazil, Argentina, Colombia and Uruguay. South America revenues include Brazilian revenues of Ps. 56,191, Ps. 61,554 and Ps. 56,523 during the years ended December 31, 2020, 2019 and 2018, respectively. Brazilian total assets were Ps. 70,376, Ps. 82,667 and Ps. 86,007 as of December 31, 2020, 2019 and 2018, respectively. Brazilian total liabilities Ps. 19,148, Ps. 24,103 and Ps. 26,851 as of December 31, 2020, 2019 and 2018, respectively. South America revenues also include Colombian revenues of Ps. 12,049, Ps. 13,522 and Ps. 14,580 during the years ended December 31, 2020, 2019 and 2018, respectively. Colombian total assets were Ps. 15,993, Ps. 16,518 and Ps. 17,626 as of December 31, 2020, 2019 and 2018, respectively. Colombian total liabilities were Ps. 3,262, Ps. 4,154 and Ps. 4,061 as of December 31, 2020, 2019 and 2018, respectively. South America revenues also include Argentine revenues of Ps. 5,468, Ps. 6,725 and Ps. 9,152 during the years ended December 31, 2020, 2019 and 2018, respectively. Argentine total assets were Ps. 5,039, Ps. 5,341 and Ps. 6,021 as of December 31, 2020, 2019 and 2018, respectively. Argentine total liabilities were Ps. 1,842, Ps. 1,637 and Ps. 2,059 as of December 31, 2020, 2019 and 2018, respectively. South America revenues also include Uruguay revenues of Ps. 3,124, Ps. 3,421 and Ps. 1,925, during the years ended on December 31, 2020 and 2019, respectively. Uruguay total assets were Ps. 5,771, Ps. 5,939 and Ps. 6,385 as of December 31, 2020 and 2019, respectively. Uruguay total liabilities were Ps. 2,630, Ps. 2,566 and Ps. 2,541, as of December 31, 2020 and 2019, respectively.
(3)Includes acquisitions and disposals of property, plant and equipment, intangible assets and other long-lived assets.